SHARE-BASED COMPENSATION - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Sep. 30, 2022 shares	Aug. 31, 2021 ¥ / shares shares	Nov. 30, 2020 ¥ / shares shares	Nov. 30, 2019 ¥ / shares shares	Oct. 31, 2018 ¥ / shares shares	Sep. 30, 2016 ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022	Dec. 31, 2021 ¥ / shares	Mar. 31, 2021	Dec. 31, 2020 ¥ / shares	Mar. 31, 2020	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2022 USD ($)
Options cancelled							2,377,000
Unrecognized share-based compensation expense recognized | ¥								¥ 35,693						¥ 39,390
Weighted average grant date fair value of options granted | ¥ / shares										¥ 18.60		¥ 14.78
Total share-based compensation cost | ¥								¥ 35,693						¥ 39,390
Total unrecognized compensation cost related to non-vested stock options | ¥	¥ 4,886							¥ 4,886
Total unrecognized compensation cost related to non-vested stock options, weighted-average period								1 year 3 months 7 days
Options
Unrecognized share-based compensation expense recognized | ¥								¥ 6,855
Total share-based compensation cost | ¥								¥ 6,855
RSU
Options granted in period								4,080,000
Weighted average grant date fair value of options granted | ¥ / shares								¥ 16.66
Total unrecognized compensation cost related to non-vested stock options | $																		$ 29,720
Weighted average vesting period								1 year 2 months 15 days
Two Thousand Eighteen incentive paln
Options cancelled						1,169,000
Two Thousand Nineteen Incentive Plan
Options granted in period			108,400	1,583,000	288,000
Options exercise price | ¥ / shares			¥ 3.5	¥ 3.5	¥ 3.5
Two Thousand Nineteen Incentive Plan | RSU
Options granted in period	1,200,000	2,880,000
Jiayin Finance
Percentage of total outstanding shares							27.00%
Jiayin Finance | Share-based Compensation Award, Tranche One
Options granted in period							13,321,500
Options exercise price | ¥ / shares							¥ 3.5
Jiayin Finance | Share-based Compensation Award, Tranche One | Employee Stock
Options life							4 years 6 months
Options vesting percentage													30.00%		30.00%	25.00%	15.00%
Jiayin Finance | Share-based Compensation Award, Tranche Two
Options granted in period						2,851,600
Options exercise price | ¥ / shares						¥ 3.5
Jiayin Finance | Share-based Compensation Award, Tranche Two | Employee Stock
Options life						4 years 6 months
Options vesting percentage									30.00%		30.00%		25.00%		15.00%
Jiayin Finance | Employee incentive plan
Shares that will be used under the Plan							13,500,000